Fees Summary	Jan. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,250,000
Previously Paid Amount	0.00
Total Fee Amount	497.58
Total Offset Amount	0.00
Net Fee	497.58
Narrative - Max Aggregate Offering Price	$ 3,250,000
Final Prospectus	true